28. Other income (expenses)	12 Months Ended
Dec. 31, 2020
Other Income (Expenses), Net [Abstract]
Other income (expenses)
28.	Other income (expenses)

	2020	2019	2018
Income
Income from grant, net	17,427	21,572	25,305
Telecommunication service fines	37,490	50,499	44,411
Income on disposal of assets	5,375	2,214	1,708
PIS/COFINS credits (i)	-	1,795,000	-
Other income	68,651	83,558	282,041
	128,943	1,952,843	353,465
Expenses
FUST/FUNTTEL (ii)	(133,378)	(137,169)	(143,167)
Taxes, fees and contributions	(10,316)	(4,024)	(4,092)
Provision for legal and administrative proceedings, net of reversal
	(290,789)	(466,460)	(452,463)
Expenses on disposal of assets	(13,538)	(7,055)	(4,424)
Other expenses	(32,776)	(62,593)	(32,608)
	(480,797)	(677,301)	(636,754)

Other income (expenses)	(351,854)	1,275,542	(283,289)

(i) The change refers to the update of claims arising from judicial proceedings with a final decision passed in favor of the company in higher courts, in 2019, which discussed the exclusion of ICMS from calculation basis of PIS and COFINS contributions. The amount of R$ 1,795 million was recorded under Other income in 2019 (note 9).

(ii) Representing the expenses incurred with contributions on the various telecommunications revenues due to ANATEL, according to current legislation.